GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Revenue by Geographic Area
1. Revenues based on the channel partners’ location:

	Year ended December 31,
	2022	2021	2020

Americas	$991.1	$922.8	$929.8
Europe, Middle East and Africa	1,049.5	980.8	891.4
Asia Pacific	289.3	263.2	243.7

	$2,329.9	$2,166.8	$2,064.9

Property and Equipment, Net and Right of Use Assets by Geographic Area	2. Property and equipment, net and ROU assets:

	December 31,
	2022	2021

Israel	$73.9	$74.4
U.S.	12.8	16.9
Rest of the world	16.8	14.1

	$103.5	$105.4

Total Revenues by Product Lines
b.	Summary information about product lines:
The Company’s products can be classified by three main product lines. The following table presents total revenues for the years ended December 31, 2022, 2021 and 2020 by product lines:

	Year ended December 31,
	2022	2021	2020

Product and licenses:
Network security Gateways	$507.8	$480.5	$472.4
Other *)	47.1	33.4	41.2

	554.9	513.9	513.6
Security subscriptions	858.0	755.2	671.1
Software updates and maintenance	917.0	897.7	880.2

Total revenues	$2,329.9	$2,166.8	$2,064.9

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Summary of Financial Income, Net
c.	Financial income, net:

	Year ended December 31,
	2022	2021	2020

Financial income:
Interest income	$67.6	$66.1	$78.2

Financial expense:
Amortization of marketable securities premium and accretion of discount, net	18.5	21.0	9.4
Realized gain on sale of marketable securities, net	–	(1.4)	(4.5)
Foreign currency re-measurement (gain) loss	3.3	(0.2)	4.5
Others	1.8	4.6	2.2

	23.6	24.0	11.6

	$44.0	$42.1	$66.6